SHARE-BASED COMPENSATION - EQUITY INCENTIVE PLAN (Details)					1 Months Ended	12 Months Ended
	Aug. 01, 2015 Equityinstrument $ / shares	Jul. 01, 2015 Equityinstrument $ / shares	Nov. 14, 2014 Equityinstrument $ / shares	Nov. 13, 2014 Equityinstrument $ / shares	Oct. 30, 2014	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
SHARE-BASED COMPENSATION
Fair values recognized						$ 0	$ 0	$ (223,000)
Cost of sales						$ 21,739,000	$ 30,262,000	23,201,000
Administrative expenses								(223,000)
2014 Equity Incentive Plan
SHARE-BASED COMPENSATION
Expiry period (in years)					10 years
Equity Incentive Plan 2014, Directors Tranche
SHARE-BASED COMPENSATION
Options granted | Equityinstrument				330,000
Exercise price (in dollars per share) | $ / shares				$ 1.0
Equity Incentive Plan 2014, Directors Tranche | Vesting on first anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)				33.33%
Equity Incentive Plan 2014, Directors Tranche | Vesting on second anniversary of IPO date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)				33.33%
Equity Incentive Plan 2014, Directors Tranche | Vesting on third anniversary of IPO date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)				33.33%
Equity Incentive Plan 2014, Employee First Tranche
SHARE-BASED COMPENSATION
Restricted shares granted | Equityinstrument			1,800,000
Unrecognized amounts of the unvested shares								0	$ 174,000
Share price | $ / shares			$ 1.14
Equity Incentive Plan 2014, Employee First Tranche | Vesting on first anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%
Equity Incentive Plan 2014, Employee First Tranche | Vesting on second anniversary of IPO date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%
Equity Incentive Plan 2014, Employee First Tranche | Vesting on third anniversary of IPO date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%
Equity Incentive Plan 2014, Employee First Tranche | Vesting immediately on IPO date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%
Equity Incentive Plan 2014, Employee First Tranche | Vesting after IPO date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			75.00%
Equity Incentive Plan 2014, Employee Second Tranche
SHARE-BASED COMPENSATION
Restricted shares granted | Equityinstrument		500,000
Share price | $ / shares		$ 1.18
Equity Incentive Plan 2014, Employee Second Tranche | Vesting on first anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%
Equity Incentive Plan 2014, Employee Second Tranche | Vesting on second anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%
Equity Incentive Plan 2014, Employee Third Tranche
SHARE-BASED COMPENSATION
Restricted shares granted | Equityinstrument	500,000
Share price | $ / shares	$ 1.13
Equity Incentive Plan 2014, Employee Third Tranche | Vesting on first anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)		50.00%
Equity Incentive Plan 2014, Employee Third Tranche | Vesting on second anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)		50.00%
Equity Incentive Plan 2014, Employee Second And Third Tranche
SHARE-BASED COMPENSATION
Unrecognized amounts of the unvested shares								$ 0	$ 156,000